Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 1		$ 0.50
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 2		3,137,175
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 3		1.35
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 4		0.50
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 5		0.60
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 6		1,568,588
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 7		1.35
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 8		0.60
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 9		0.55
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 10		2,441,861
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 11		3.46
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 12		0.55
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 13		0.43
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 14		1,162,791
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 15		0.65
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 16		0.43
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	0.1500
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	8,666,665
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	4.8
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	0.1875
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	953,333
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	4.8
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	0.4300
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	1,162,791
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	1.1
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	0.5000
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	3,137,175
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	1.1
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	0.5500
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 14	2,441,861
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 15	3.27
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 16	0.6000
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 17	$ 1,568,588
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 18	0.40